Risk Management - Summary of Sensitivity Analysis of the Derivative Financial Instruments (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Probable Scenario [member] | Forward contracts [Member] | Currency risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	$ 1
Probable Scenario [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	1
Reasonably Possible Scenario [member] | Futures contracts [Member] | Equity price risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(134)
Reasonably Possible Scenario [member] | Forward contracts [Member] | Currency risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(11)
Reasonably Possible Scenario [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(145)
Remote Scenario [member] | Futures contracts [Member] | Equity price risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(268)
Remote Scenario [member] | Forward contracts [Member] | Currency risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(23)
Remote Scenario [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	$ (291)